Cover - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-37611
Entity Registrant Name	PYXIS TANKERS INC.
Entity Central Index Key	0001640043
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	59 K. Karamanli Street
Entity Address, City or Town	Maroussi
Entity Address, Country	GR
Entity Address, Postal Zip Code	15125
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PXS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	10,418,859
Contact Personnel Email Address	hwilliams@pyxistankers.com
Entity Listing, Par Value Per Share	$ 0.001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1163	1084
Auditor Name	Deloitte Certified Public Accountants S.A	KPMG Certified Auditors S.A.
Auditor Location	Athens, Greece	Athens, Greece
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	59 K. Karamanli Street
Entity Address, City or Town	Maroussi
Entity Address, Country	GR
Entity Address, Postal Zip Code	15125
City Area Code	+30
Local Phone Number	210 638 0200
Contact Personnel Name	Mr. Henry Williams, Chief Financial Officer